UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, Connecticut
           06880


Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

     /s/ Andrew E. Jones     Westport, CT     February 13, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      $120,718   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARON'S INC                    COM              002535201     6362   312007 SH       SOLE                   312007      0        0
AFC ENTERPRISES                COM              00104Q107     8466   609030 SH       SOLE                   609030      0        0
BRIDGEPOINT EDUCATION          COM              10807M105     7142   375912 SH       SOLE                   375912      0        0
CASH AMERICA                   COM              14754D100     4980   134850 SH       SOLE                   134850      0        0
CASH STORE FINANCIAL SERVICES  COM              14756F103     6753   435400 SH       SOLE                   435400      0        0
CBIZ                           COM              124805102     3032   485929 SH       SOLE                   485929      0        0
CENTER FINANCIAL CORPORATION   COM              15146E102     2122   279999 SH       SOLE                   279999      0        0
CNA SURETY                     COM              12612L108     4247   179354 SH       SOLE                   179354      0        0
CORINTHIAN COLLEGES            COM              218868107     2999   575690 SH       SOLE                   575690      0        0
CORRECTIONS CORP OF AMERICA    COM              22025Y407     5714   228002 SH       SOLE                   228002      0        0
FIRST CASH FINANCIAL SVCS      COM              31945D107     6755   217969 SH       SOLE                   217969      0        0
GEO GROUP                      COM              36159R103    15155   614540 SH       SOLE                   614540      0        0
GLOBAL CASH ACCESS             COM              378967103     1462   458395 SH       SOLE                   458395      0        0
GRUPO PRISA CL B CONV          COM              74343G303     4183   438500 SH       SOLE                   438500      0        0
H&R BLOCK                      COM              093671105     6596   553848 SH       SOLE                   553848      0        0
INFOSPACE                      COM              45678T300     2398   288860 SH       SOLE                   288860      0        0
LENDER PROCESSING SVCS         COM              52602E102     4349   147308 SH       SOLE                   147308      0        0
PAPA JOHN'S                    COM              698813102     6624   239140 SH       SOLE                   239140      0        0
RENT-A-CENTER                  COM              76009N100    11434   354208 SH       SOLE                   354208      0        0
S1 CORPORATION                 COM              78463B101     4558   660562 SH       SOLE                   660562      0        0
SABRA HEALTH CARE              COM              78573L106     3632   197396 SH       SOLE                   197396      0        0
SYSCO CORPORATION              COM              871829107     1755   107300 SH       SOLE                   107300      0        0